Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred revenue

	2024	2023

Deferred revenues	839,867	901,002

Prepaid services(i)	172,824	187,540
Anticipated revenues	35,510	39,138
Deferred revenues on sale of towers(ii)	572,540	626,636
Contract liabilities(iii)	58,993	47,688

Current portion	(280,422)	(279,401)
Non-current portion	559,445	621,601

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.

(ii)	Referring to the amount of revenue to be appropriated by the sale of the towers (note 18).

(iii)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

Schedule of contractual assets and liabilities

	2024	2023

Accounts receivable included in trade accounts receivable	2,752,504	2,344,726
Contractual assets (Note 6)	24,027	19,957
Contractual liability	(58,993)	(47,688)

Schedule of the main changes during the fiscal year

Contractual assets (liabilities)

Balance on January 1, 2024	(27,731)
Additions	(21,233)
Write-offs	13,998
Balance at December 31, 2024	(34,966)

Schedule of balances of contractual assets and liabilities are expected to be realized

	2025	2026
Contractual assets (liabilities)	(23,812)	(11,154)